Other financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Other financial liabilities
Repurchase agreements	$ 14,664	$ 18,848
Interbank placements	6,405	3,635
Accrued interest payable	4,235	4,940
Securities purchased not delivered	7,574	2,966
Trade creditors and other accrued expenses	2,363	2,375
Settlement and clearing balances	869	934
Securities sold short	4,215	3,248
Other	1,163	1,131
Total other financial liabilities	41,488	38,077
Parent Entity
Other financial liabilities
Repurchase agreements	13,183	16,071
Interbank placements	6,402	3,631
Accrued interest payable	3,684	4,094
Securities purchased not delivered	7,574	2,966
Trade creditors and other accrued expenses	1,887	1,994
Settlement and clearing balances	848	801
Securities sold short	4,215	3,248
Other	1,142	1,112
Total other financial liabilities	$ 38,935	$ 33,917